Taxation - Components of deferred tax assets (liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	¥ 1,564,993	¥ 1,782,118
Warranty reserves	1,397,501	872,976
Others	378,106	262,167
Total deferred tax assets	3,340,600	2,917,261
Less: Valuation allowance	(381,506)	(299,355)	¥ (2,113,455)
Deferred tax assets, net of valuation allowance	2,959,094	2,617,906
Deferred tax liabilities:
Accelerated tax depreciation and others	(1,264,976)	(783,206)
Fair value change of certain investments	(16,937)	(45,332)
Total deferred tax liabilities	(1,281,913)	(828,538)
Deferred tax assets, net	¥ 1,677,181	¥ 1,789,368